UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET

MANAGED MUNICIPALS FUND

FORM N-Q

MAY 31, 2013

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.6%
Alabama - 0.6%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$2,031,164
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,249,444
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,933,920
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,697,940
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,917,192
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	1,994,703
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,641,440
Birmingham, AL, Waterworks Board, Water Revenue:
AGC	5.125%	1/1/34	5,000,000	5,471,500
AGC	5.250%	1/1/39	10,000,000	10,952,900

Total Alabama				32,890,203

Alaska - 0.5%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	5.000%	12/1/23	4,560,000	5,436,250
State Capital Project II	5.000%	12/1/24	4,980,000	5,880,035
State Capital Project II	5.000%	12/1/25	2,300,000	2,693,668
State Capital Project II	5.000%	12/1/27	1,375,000	1,592,608
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	12,106,000

Total Alaska				27,708,561

Arizona - 1.0%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,870,768
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	565,130	(a)
Salt Verde, AZ, Financial Corp. Gas Revenue	5.500%	12/1/29	13,275,000	15,840,394
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	15,000,000	16,778,100
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	14,022,960
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	1,000,000	1,001,430
University of Arizona, COP, AMBAC	5.000%	6/1/28	5,435,000	5,435,000	(b)

Total Arizona				57,513,782

California - 22.5%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,588,400
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,729,660
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.400%	4/1/27	40,000,000	40,304,000	(c)(d)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	16,915,650
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,999,800
San Francisco Bay Area	5.125%	4/1/39	70,525,000	78,593,060
Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC	5.000%	8/1/23	4,180,000	4,181,421
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	7,229,769
Cedars-Sinai Medical Center	5.000%	8/15/39	59,145,000	63,770,730

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Stanford Hospital & Clinics	5.000%	11/15/36	$34,000,000	$37,199,740
Stanford Hospital & Clinics	5.150%	11/15/40	24,650,000	27,142,115
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	7,000,000	6,850,900	(e)
Home Mortgage	5.500%	8/1/38	6,410,000	6,488,138
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,131,815
California State PCFA Revenue, San Jose Water Co. Project	5.100%	6/1/40	12,000,000	13,080,240
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	38,000,000	39,211,820
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	35,000,000	35,125,300	(e)(f)
California State Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	11,695,196
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	11,355,100
California Statewide CDA Health Facility Revenue, Community Hospital of Monterey Peninsula, AGM	5.250%	6/1/23	1,810,000	1,810,000	(b)
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,985,681
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	11,267,000
FHA, Methodist Hospital Project	6.750%	2/1/38	8,575,000	10,226,116
John Muir Health	5.000%	8/15/36	4,305,000	4,433,935
John Muir Health	5.125%	7/1/39	7,280,000	7,669,334
Kaiser Permanente	5.000%	4/1/42	10,000,000	10,813,900
El Dorado, CA, Irrigation District, COP, AGC	5.750%	8/1/39	10,000,000	10,473,000
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,411,691
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	8,346,075
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,339,400
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	8,765,064
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,802,300
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	11,730,000	13,786,855
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Projects II	5.000%	8/1/42	21,000,000	22,679,160
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	13,121,349
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	9,000,000	10,210,140
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,253,040
Los Angeles International Airport	5.000%	5/15/40	88,185,000	96,730,204
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,707,080
Los Angeles, CA, Water & Power Revenue, Power Systems, AGM	5.000%	7/1/26	7,850,000	7,877,240	(b)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	25,760,000	31,422,821
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	73,115,240
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	84,055,000	110,976,976
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,406,360
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	16,841,400
Mount Diablo, CA, USD, GO, Election of 2002	5.000%	6/1/31	10,060,000	10,634,124	(b)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,017,000
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,403,300
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	2,873,730

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	$5,000,000	$5,000,700
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,441,248
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,328,832
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,568,440
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,634,270
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	27,761,874
PFC, Grant	6.000%	7/1/39	29,130,000	32,673,664
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	5,185,620
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	16,867,950
Sacramento, CA, MUD Revenue, NATL	5.000%	8/15/33	5,000,000	5,046,792	(b)
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	32,921,100
Arrowhead Project	5.250%	8/1/26	5,000,000	5,454,500
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,679,620
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,824,626
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	3,123,452
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	13,228,495
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	41,500,000	46,577,110
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	38,802,160
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,418,100
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/40	18,560,000	19,912,653
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,716,733
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,577,266
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,703,875
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,484,360

Total California				1,265,925,809

Colorado - 1.8%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,287,120
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,877,352
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	3,203,096
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,230,600
Poudre Valley Health Care	5.000%	3/1/25	500,000	518,005
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,704,868
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,968,843
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	60,308,100
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,596,500

Total Colorado				101,694,484

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 1.3%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	$665,000	$665,073	(e)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,603,747
Fairfield University	5.000%	7/1/40	21,600,000	22,932,072
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,443,546
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,364,307
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,260,370
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	16,519,200
Connecticut State, Development Authority PCR, Connecticut Light & Power Co. Project	4.375%	9/1/28	14,000,000	14,910,840
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.700%	9/1/12	2,000,000	925,000	(f)(g)
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.750%	9/1/18	6,500,000	3,006,250	(f)(h)

Total Connecticut				75,630,405

Delaware - 0.8%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	28,645,000	30,671,347
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	11,465,000	11,814,224

Total Delaware				42,485,571

District of Columbia - 0.2%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,736,560
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,519,000

Total District of Columbia				14,255,560

Florida - 9.6%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	4,264,318
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	535,000	590,276	(a)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	12,139,600
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	5,135,535
Capital Region Community Development District, Capital Improvement	6.700%	5/1/32	840,000	841,025
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	23,052,800
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/18	30,000,000	34,966,200
Coastal	5.000%	6/1/19	30,000,000	35,148,300
Coastal	5.000%	6/1/20	20,000,000	23,439,800
Senior Secured High Act	6.000%	6/1/17	3,100,000	3,656,636
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,850,350
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,490,000	1,490,492
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	110,000	120,893
Escambia County, FL, Utilities Systems Revenue, NATL, FGIC	6.250%	1/1/15	3,000,000	3,133,290

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Florida Housing Finance Corp. Revenue:
Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	$8,200,000	$8,643,702
Homeowner Mortgage GNMA, FNMA, FHLMC	6.375%	7/1/38	1,875,000	1,912,500
Homeowner Mortgage GNMA, FNMA, FHLMC	5.500%	7/1/39	80,000	80,054
Florida State Broward County Expressway Authority	10.000%	7/1/14	420,000	441,483	(a)
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,096,930
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	575,000	609,880	(a)
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems	5.875%	11/15/29	2,750,000	2,817,897	(b)
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	6,001,260	(e)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,188,375
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,264,801
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,273,140
JEA District, FL, Electric System Revenue	5.125%	10/1/37	7,500,000	7,564,575
Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC	9.750%	10/1/13	40,000	41,208	(a)
Lee County, FL, HFA, Brittany Phase II Project, FNMA-Collateralized	6.100%	12/1/20	1,250,000	1,251,525	(c)(e)
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,084,670
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,601,190
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,066,500	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/28	8,660,000	9,526,000	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	22,475,901	(e)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,747,328
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	29,366,937
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	20,000,000	22,527,200
Miami International Airport	5.375%	10/1/41	13,000,000	14,526,200
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,775,300
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	40,000,000	42,543,200
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,823,340
AGC	5.250%	2/1/27	5,500,000	6,233,920
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,383,043
North Sumter County Utility Dependent District, FL, Solid Waste Revenue	5.000%	10/1/42	2,000,000	2,022,140
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,512,245
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,732,720
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	14,180,790
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	6,063,066
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	32,780,000	37,276,433
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,187,040
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,093,700
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/23	1,500,000	1,771,965

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Orlando & Orange County, FL, Expressway Authority Revenue:
AGM	5.000%	7/1/24	$5,000,000	$5,853,950
AGM	5.000%	7/1/25	3,500,000	4,067,385
AMBAC	5.000%	7/1/35	4,500,000	4,515,570	(b)
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,555,250
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	435,000	441,068	(a)
Palm Coast, FL, Utilities Systems Revenue, NATL	5.000%	10/1/27	2,100,000	2,121,420
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	340,000	340,282	(e)
Port St. Lucie, FL, South Lennard Special Assessment	7.125%	9/1/21	580,000	580,522
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	4,125,000	4,135,354
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,830,000	915,000	(h)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,029,890	442,853	(h)
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,674,350
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	3,996,737
Sarasota County, FL, Public Hospital District
Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,128,830
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,740,912	(f)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,544,974	(b)
AMBAC	5.200%	10/1/22	1,705,000	1,938,483
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	554,485
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,154,430
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	1,270,000	1,413,929	(a)
University of Central Florida, Athletics Association Inc., NATL, FGIC	5.250%	10/1/34	1,000,000	1,012,410
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	1,100,341
Utility Revenue, NATL	5.250%	10/1/23	1,000,000	1,017,390
Village, FL, Community Development District No. 6,
Special Assessment Revenue	4.000%	5/1/35	5,000,000	5,014,750

Total Florida				539,798,348

Georgia - 4.1%
Acworth Housing Authority Revenue, Wingate Falls
Apartments Project, LIQ-FHLMC	6.125%	3/1/17	205,000	205,291	(e)
Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC	5.625%	7/1/20	335,000	336,032
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	800,000
Atlanta, GA, Airport Revenue	5.000%	1/1/37	1,500,000	1,597,815	(e)
Atlanta, GA, Airport Revenue	5.000%	1/1/42	8,000,000	8,438,800	(e)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	60,934,000
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	26,772,824
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,191,200
NATL, FGIC	5.500%	11/1/19	1,000,000	1,243,410
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	6,019,100
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	19,884,600
Oglethorpe Power Corp. Vogtle Project BHAC	5.700%	1/1/43	16,285,000	17,850,966

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	$1,000,000	$1,115,380
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,526,102
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	23,026,000
Fulton County, GA, Water & Sewer Revenue, FGIC	6.375%	1/1/14	65,000	67,279	(a)
Georgia Municipal Electric Authority, Power Revenue, AMBAC	7.250%	1/1/24	500,000	700,145
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,370,550
Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized	6.250%	6/1/15	885,000	887,558	(c)(e)
Main Street Natural Gas Inc., GA:
Gas Project Revenue	5.000%	3/15/18	6,485,000	7,269,620
Gas Project Revenue	5.000%	3/15/22	5,000,000	5,716,700
Gas Project Revenue	5.500%	9/15/26	10,000,000	12,168,400
Metropolitan Atlanta, GA, Rapid Transit Authority,
Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	250,000	285,392
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	592,845
Richmond County, GA, Development Authority,
Environmental Improvement Revenue, International Paper Company Project	6.250%	2/1/25	2,000,000	2,008,460	(e)
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	566,455
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,803,835
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,088,760
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,452,545

Total Georgia				231,920,064

Hawaii - 0.0%
Hawaii State Department of Budget & Finance, Hawaiian Electric Co. Inc., NATL	5.650%	10/1/27	960,000	966,346	(e)

Illinois - 3.1%
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	26,184,233
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,483,900
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,250,000	1,287,587	(e)
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	21,577,660
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,324,680
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	32,954,037
Little Co. of Mary Hospital and Health Care Centers	5.375%	8/15/40	12,795,000	13,721,230
Memorial Health System	5.500%	4/1/39	12,000,000	12,810,360
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	4,508,832
Illinois Finance Authority, Water Facility Revenue, American Water Capital Corp. Project	5.250%	10/1/39	3,150,000	3,413,592
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	1,695,000	1,700,187

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Place, AGM	5.000%	6/15/50	$30,000,000	$31,559,100
McCormick Project	5.250%	6/15/50	10,305,000	11,028,617
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,260,594

Total Illinois				172,814,609

Indiana - 1.3%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	9,000,000	9,541,350
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	5,000,000	5,380,050
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,637,320
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,324,800
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/34	10,000,000	10,241,700
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,225,250	(e)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	10,297,501
Indianapolis, IN, Local Public Improvement Bond Bank	6.750%	2/1/14	890,000	927,985	(a)
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	560,000	(h)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	22,555,800

Total Indiana				71,691,756

Iowa - 0.2%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	6,300,000	6,504,183
Iowa Fertilizer Co. Project	5.250%	12/1/25	7,350,000	7,589,463

Total Iowa				14,093,646

Kansas - 0.1%
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center Inc.	5.000%	5/15/35	4,000,000	4,214,000

Kentucky - 0.6%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,556,800
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,272,320
Kentucky Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,794,070
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,384,950
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	14,108,243

Total Kentucky				36,116,383

Louisiana - 0.7%
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	995,000	1,037,646

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - continued
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	$18,000,000	$19,068,480
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,919,850
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,867,000	(c)

Total Louisiana				36,892,976

Maryland - 1.4%
Maryland State Community Development Administration, Department of Housing & Community Development	5.250%	9/1/35	12,660,000	13,547,339
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	1,705,000	1,786,789
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	9,049,680
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,559,675
Transportation Facilities Project	5.750%	6/1/35	19,000,000	21,492,990
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	9,138,825
Lifebridge Health	6.000%	7/1/41	1,500,000	1,753,635
The Johns Hopkins Hospital Issue	5.000%	11/15/24	5,000,000	5,105,200	(b)
Maryland State Health & Higher EFA Revenue Bonds, University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,737,640

Total Maryland				80,171,773

Massachusetts - 2.8%
Massachusetts State Department of Transportation,
Metropolitan Highway System Revenue	5.000%	1/1/37	22,500,000	24,465,600
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	10,234,419
Boston University	5.700%	10/1/40	13,105,000	15,251,206
Broad Institute Inc.	5.375%	4/1/41	17,000,000	18,711,560
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,624,248
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,170,200
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,991,885
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,126,870
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,678,815
Suffolk University	5.750%	7/1/39	17,500,000	19,769,400
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	5,044,029
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	650,000	654,212
Massachusetts State, GO	0.600%	2/1/16	13,000,000	13,072,280	(d)
Massachusetts State, GO:
Consolidated Loan	0.570%	9/1/15	18,665,000	18,752,912	(d)
Consolidated Loan	0.640%	9/1/16	4,000,000	4,027,120	(d)
Metropolitan Boston Transit Parking Corp. Systemwide Senior Lien Parking Revenue	5.000%	7/1/41	17,500,000	19,036,325

Total Massachusetts				158,611,081

Michigan - 2.9%
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,000,000	5,029,500
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	9,148,140
AGM	6.250%	7/1/36	10,000,000	11,392,600
NATL	5.000%	7/1/30	7,000,000	7,000,070

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	$14,000,000	$16,322,180
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	18,384,630
Facilities Program	6.000%	10/15/38	20,500,000	23,966,140
Facilities Program	5.375%	10/15/41	6,135,000	6,858,562
Facilities Program, NATL	5.000%	10/15/29	1,500,000	1,519,680
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	19,907,867
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,750,918
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,654,325
Michigan State Housing Development Authority, Rental Housing Revenue	5.700%	10/1/39	3,115,000	3,291,465
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,538,960	(c)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	30,290,640

Total Michigan				162,055,677

Minnesota - 0.3%
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	2,500,000	2,501,100
Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation	10.000%	6/1/13	100,000	100,000	(a)
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	12,326,712

Total Minnesota				14,927,812

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,596,820

Missouri - 1.3%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	9,133,165
Kansas City, MO, IDA Revenue, AMBAC	5.000%	12/1/17	2,105,000	2,413,804
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,326,300
Missouri State Development Finance Board Infrastructure Facilities Revenue, Independence Events Center	6.250%	4/1/38	7,000,000	7,345,310	(b)
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	32,688,300
Lake Regional Health System Project	5.600%	2/15/25	2,000,000	2,073,620	(b)
North Kansas City, MO, Hospital Revenue:
North Kansas City Hospital, AGM	5.000%	11/15/23	1,000,000	1,007,940
North Kansas City Hospital, AGM	5.000%	11/15/24	900,000	906,948
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	11,262,291
Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC	5.000%	3/1/24	1,500,000	1,547,325

Total Missouri				73,705,003

Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Revenue, Project No. 3	5.250%	9/1/37	20,000,000	22,076,400

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.5%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/39	$19,350,000	$20,347,106
Washoe Medical Center, AGM	5.250%	6/1/40	7,500,000	7,796,325

Total Nevada				28,143,431

New Hampshire - 0.1%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	4,120,000	4,398,471
New Hampshire State HFA, Single-Family
Mortgage Revenue	5.600%	1/1/38	3,485,000	3,700,826

Total New Hampshire				8,099,297

New Jersey - 7.4%
Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA	5.650%	1/1/15	195,000	195,098
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	10,409,040
School Facilities Construction	5.250%	12/15/33	12,500,000	13,938,125
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.600%	11/1/34	11,250,000	12,563,437	(e)
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	10,114,490
Catholic Health East	4.750%	11/15/29	5,000,000	5,275,500
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,667,225
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	5,083,719
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	28,000,000	28,860,160	(e)
Refunding	6.875%	1/1/37	13,110,000	13,257,750	(e)
Refunding, Gloucester Marine Project	6.625%	1/1/37	10,000,000	10,220,500
School Facilities Construction	1.750%	3/1/28	20,000,000	20,441,000	(d)
School Facilities Construction	5.000%	3/1/29	10,000,000	11,158,400
School Facilities Construction, SIFMA	1.700%	9/1/27	22,065,000	22,525,276	(d)
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,042,680
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	7.000%	11/15/30	11,030,000	11,061,215	(d)(e)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,527,500
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	11,442,857
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	25,905,000	28,229,456
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,445,550
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	54,000,000	59,194,260	(e)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	8,170,000	8,812,080
New Jersey State Transportation Trust Fund Authority:
Transportation System	0.000%	12/15/36	45,555,000	14,484,212
Transportation System	5.875%	12/15/38	30,000,000	35,045,100
New Jersey State Turnpike Authority Revenue	0.670%	6/6/13	30,000,000	30,053,100	(d)
New Jersey State Turnpike Authority Revenue	0.740%	1/1/17	11,000,000	11,006,600	(c)(d)
New Jersey State Turnpike Authority Revenue	0.800%	1/1/18	10,000,000	10,007,900	(c)(d)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,810,880

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	$3,515,000	$3,861,192

Total New Jersey				416,734,302

New Mexico - 0.4%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	3,245,000	3,389,500
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	2,165,000	2,277,342	(e)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	17,549,250

Total New Mexico				23,216,092

New York - 5.8%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	25,800,000	30,353,442
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	20,000,000	22,880,800
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	3,000,000	3,595,650
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	25,872,220
MTA, NY, Revenue	6.500%	11/15/28	10,000,000	12,339,300
MTA, NY, Revenue	5.000%	11/15/34	10,000,000	10,941,100
MTA, NY, Revenue	5.250%	11/15/40	21,500,000	23,592,165
New York City, NY, HDC, MFH Revenue	4.900%	11/1/34	5,695,000	6,023,431
New York City, NY, HDC, MFH Revenue, GNMA- Collateralized, FHA	5.100%	11/1/24	5,000,000	5,183,850
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,566,360
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,191,560
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,667,680
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,657,000
New York Liberty Development Corp., Liberty Revenue:
1 WTC Port Authority Constructions	5.000%	12/15/41	10,000,000	11,020,100
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,760,950
Second Priority, Bank of America Tower	5.125%	1/15/44	24,650,000	26,782,718
New York State Dormitory Authority Revenue, Non- State Supported Debt, New School University	5.500%	7/1/40	35,000,000	39,374,300
New York State Dormitory Authority, State Personal Income Tax Revenue:
General Purpose	5.000%	2/15/40	15,000,000	16,566,750
General Purpose	5.000%	2/15/42	10,000,000	11,013,100
New York State Liberty Development Corp., Liberty Revenue, 4 World Trade Center LLC Project	5.000%	11/15/44	10,000,000	10,717,800
New York, NY, GO	5.000%	8/1/22	10,000,000	12,198,900
Orange County, NY, IDA, Civic Facilities Revenue:
Arden Hill Life Care Center Project	7.000%	8/1/21	930,000	930,297
Arden Hill Life Care Center Project	7.000%	8/1/31	1,000,000	992,770
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	1,125,000	1,125,090	(e)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	9,451,920
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	17,537,700

Total New York				324,336,953

North Carolina - 1.3%
Charlotte, NC, Governmental Facilities Projects:
COP	5.250%	6/1/23	3,500,000	3,500,000
COP	5.000%	6/1/24	3,000,000	3,000,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	$13,400,000	$14,771,222
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,225,320
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	24,121,240
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,565,900
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,104,750
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,730,575	(b)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	10,290,870
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	5,001,120

Total North Carolina				71,310,997

North Dakota - 0.2%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	5.150%	7/1/40	10,000,000	10,645,000

Ohio - 1.1%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,326,571
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,775,000	2,779,218
Erie County, OH, Garbage Refuse Landfill Improvement, AGM	5.250%	12/1/24	3,290,000	3,452,033	(b)
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	705,000	706,050
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, NATL, FGIC	5.000%	5/15/24	2,515,000	2,565,225
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	10,000,000	10,972,000
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,839,250
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,663,116
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,649,750	(c)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	1,010,000	1,084,063
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	17,000,000	17,580,720	(c)

Total Ohio				59,617,996

Oklahoma - 0.5%
Oklahoma State Development Finance Authority Revenue:
St. John Health System Inc.	5.000%	2/15/25	6,295,000	7,047,315
St. John Health System Inc.	5.000%	2/15/26	6,620,000	7,337,542
St. John Health System Inc.	5.000%	2/15/27	5,000,000	5,518,350
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,380,400
Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC	5.000%	7/1/23	1,500,000	1,505,130
Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center	6.600%	7/1/14	1,305,000	1,346,016

Total Oklahoma				26,134,753

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.9%
Multnomah County, OR, Hospital Facilities Authority Revenue:
Providence Health Systems	5.250%	10/1/16	$1,000,000	$1,060,870
Providence Health Systems	5.250%	10/1/20	1,000,000	1,053,220
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	20,044,449
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,063,286
Oregon State Facilities Authority Revenue:
Legacy Health System Project	5.250%	5/1/21	5,000,000	5,913,800
Samaritan Health Services	5.250%	10/1/40	20,000,000	21,744,200
Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	705,000	707,171	(e)

Total Oregon				52,586,996

Pennsylvania - 3.5%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	10,057,432
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	17,370,900
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	1,315,000	1,318,353
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	3,050,856	(e)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,153,859
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,381,880
Luzerne County, PA, IDA, Water Facility Revenue, American Water Co.	5.500%	12/1/39	12,000,000	13,041,120
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,354,650
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,025,000	4,401,740
New Morgan, PA, Municipal Authority Office
Revenue, Commonwealth Office Project	6.500%	6/1/25	1,000,000	1,000,990
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	15,547,200	(c)
Shipping Port	3.375%	7/1/15	20,000,000	20,683,200	(c)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	7,067,520
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,224,013
Drexel University	5.250%	5/1/41	8,385,000	9,142,501
La Salle University	5.000%	5/1/42	3,000,000	3,324,930
Student Association Inc. Project	6.750%	9/1/32	985,000	986,399
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,152,354
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,154,510
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,036,860
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,267,760
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/29	20,045,000	22,245,139
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,238,410

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	$7,000,000	$8,046,920
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue:
Presbyterian Medical Center	6.650%	12/1/19	925,000	1,109,426	(a)
Temple University Health System	5.625%	7/1/42	5,000,000	5,334,400

Total Pennsylvania				194,693,322

Puerto Rico - 3.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/29	3,130,000	3,106,400
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	15,000,000	14,913,600
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue, Ana G. Mendez University System Project	5.375%	4/1/42	1,500,000	1,487,925
Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc.	6.250%	6/1/26	200,000	228,470	(e)(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	72,500,000	76,236,650
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	8,000,000	8,443,280
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	35,000,000	37,663,850
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	985,000	1,026,035
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	16,500,000	17,409,810
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	18,560,000	18,882,201
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	2,420,000	2,502,522

Total Puerto Rico				181,900,743

Rhode Island - 0.2%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,312,445
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,315,691

Total Rhode Island				9,628,136

South Carolina - 0.4%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	745,003	(a)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	859,838
South Carolina Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,187,015
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,627,910
South Carolina Jobs, EDA, Revenue, Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	2,470,000	2,471,581
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	11,008,800
South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC	5.000%	10/1/23	960,000	1,027,267

Total South Carolina				24,927,414

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 1.4%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	$1,250,000	$1,484,925
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,296,760
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	5,795,000	5,806,706
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,622,795
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,539,900
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,525,765
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	23,554,600
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,904,662

Total Tennessee				76,736,113

Texas - 8.0%
Central Texas, Regional Mobility Authority Revenue	5.000%	1/1/43	3,500,000	3,747,205
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	45,000,000	46,336,050	(e)
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,005,500	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.200%	6/1/24	5,685,000	5,719,792	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	34,992,490
Harris County, TX, Health Facilities Development
Corp., School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,571,680	(a)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,176,540
Deer Park Refining Project	5.000%	2/1/23	44,000,000	48,229,280
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	11,258,100
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,510,339
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,359,960	(e)
Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	16,969,207
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	60,299,100
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	9,117,760
Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized	6.650%	7/20/42	994,000	1,045,102
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	11,400,000
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,240,862
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	42,980,000	54,141,476
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	21,457,080
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	25,000,000	30,315,000
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/23	4,000,000	4,485,960

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	$6,000,000	$6,407,640
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	10,703,800
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	16,031,400
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	10,655,100
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/41	20,000,000	21,366,200

Total Texas				451,542,623

U.S. Virgin Islands - 0.1%
Virgin Islands HFA, Single-Family Mortgage Revenue:
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.450%	3/1/16	20,000	20,016	(e)
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.500%	3/1/25	85,000	84,562	(e)
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	3,304,590

Total U.S. Virgin Islands				3,409,168

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	275,000	309,097	(a)

Vermont - 0.2%
Vermont Educational & Health Buildings Agency Revenue:
Norwich University Project	5.500%	9/1/28	2,650,000	2,682,489	(b)
Norwich University Project	5.500%	9/1/33	1,750,000	1,771,455	(b)
Vermont Housing Finance Agency, Single-Family, AGM	5.000%	11/1/34	105,000	105,707	(e)
Vermont State Student Assistance Corp., Education Loan Revenue	3.273%	12/3/35	6,100,000	6,159,170	(d)(e)

Total Vermont				10,718,821

Virginia - 0.7%
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,729,750
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,466,677
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Projects	5.000%	3/1/41	14,225,000	15,397,709
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,242,880	(e)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,361,300	(e)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	8,000,000	8,559,440	(e)

Total Virginia				41,757,756

Washington - 1.0%
Port of Seattle, WA, Revenue	5.000%	6/1/40	18,000,000	19,614,420
Washington State Health Care Facilities Authority, Swedish Health Services	6.250%	11/15/41	21,550,000	28,731,968	(b)
Washington State Health Care Facilities Authority Revenue, Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,798,035
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC, TCRS	7.125%	7/1/16	250,000	298,398

Total Washington				58,442,821

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.2%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	$ 5,000,000	$5,521,700
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,436,909
United Health Systems	5.500%	6/1/39	4,000,000	4,363,400

Total West Virginia				14,322,009

Wisconsin - 0.7%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,848,387	(e)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,984,780
Aurora Health Care Inc.	6.400%	4/15/33	1,750,000	1,754,918
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,597,784
Children’s Hospital	5.375%	8/15/37	2,800,000	3,035,956
Essentia Health, AGM	5.125%	2/15/30	6,475,000	6,855,859
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	4,021,080

Total Wisconsin				38,098,764

Wyoming - 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	12,467,070

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,829,992,170)				5,381,536,743

SHORT-TERM INVESTMENTS - 3.5%
Colorado - 0.0%
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.140%	11/15/41	100,000	100,000	(i)(j)

Florida - 0.3%
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.140%	8/1/34	16,700,000	16,700,000	(i)(j)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.130%	10/1/48	340,000	340,000	(i)(j)

Total Florida				17,040,000

Georgia - 0.0%
Private Colleges & Universities Authority, GA, Educational Facilities Revenue, Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.130%	6/1/23	1,640,000	1,640,000	(i)(j)

Maryland - 0.0%
Maryland State Health & Higher EFA Revenue, Holton-Arms School, LOC-SunTrust Bank	0.180%	7/1/32	800,000	800,000	(i)(j)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Oak Mill II Apartments, LOC-Bank of America N.A.	0.170%	5/1/26	1,400,000	1,400,000	(i)(j)

Total Maryland				2,200,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - 0.1%
Minnesota State Housing Finance Agency, Residential Housing, SPA-State Street Bank & Trust Co.	0.130%	1/1/37	$2,900,000	$2,900,000	(e)(i)(j)

New Jersey - 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC-Wells Fargo Bank N.A.	0.100%	7/1/33	1,100,000	1,100,000	(i)(j)

New York - 1.8%
New York City, NY, GO, LIQ-Dexia Credit Local	0.380%	4/1/35	7,300,000	7,300,000	(i)(j)
New York City, NY, HDC, MFH Revenue, SPA-Wells Fargo Bank N.A.	0.100%	11/1/16	8,400,000	8,400,000	(i)(j)
New York City, NY, MFA, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.390%	6/15/32	9,700,000	9,700,000	(i)(j)
SPA-Dexia Credit Local	0.400%	6/15/32	15,200,000	15,200,000	(i)(j)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.400%	8/1/22	5,200,000	5,200,000	(i)(j)
Future Tax Secured, SPA-Dexia Credit Local	0.370%	8/1/31	100,000	100,000	(i)(j)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.400%	11/1/22	12,000,000	12,000,000	(i)(j)
New York City, NY, TFA, Future Tax Secured Revenue, SPA-Dexia Credit Local	0.400%	8/1/23	5,300,000	5,300,000	(i)(j)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.110%	5/1/45	33,800,000	33,800,000	(i)(j)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	0.400%	3/1/34	4,800,000	4,800,000	(i)(j)

Total New York				101,800,000

North Carolina - 0.2%
Charlotte, NC:
Water & Sewer System Revenue, SPA-Depfa Bank PLC	0.120%	7/1/36	8,560,000	8,560,000	(i)(j)
Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.120%	7/1/27	2,735,000	2,735,000	(i)(j)

Total North Carolina				11,295,000

Pennsylvania - 0.3%
Delaware County Authority, PA:
Dunwoody Village Inc., LOC-Citizens Bank of PA	0.130%	4/1/30	400,000	400,000	(i)(j)
White Horse Village Inc. Project, LOC-Citizens Bank N.A.	0.130%	7/1/36	11,000,000	11,000,000	(i)(j)
Pennsylvania State Turnpike Commission, Registration Fee Revenue, Refunding, AGM, SPA-JPMorgan Chase	0.170%	7/15/41	3,600,000	3,600,000	(i)(j)

Total Pennsylvania				15,000,000

South Carolina - 0.0%
University of South Carolina, School of Medicine, Education Trust Revenue Healthcare Facilities, LOC-Wells Fargo Bank N.A.	0.130%	9/1/25	1,200,000	1,200,000	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 0.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	0.110%	6/1/29	$10,000,000	$10,000,000	(i)(j)
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.150%	8/1/38	100,000	100,000	(i)(j)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.180%	8/1/37	9,620,000	9,620,000	(i)(j)

Total Texas				19,720,000

Utah - 0.1%
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Westdeutsche Landesbank	0.130%	2/15/32	3,900,000	3,900,000	(i)(j)

Virginia - 0.2%
Capital Region, VA, Airport Commission Passenger Facilities Charge Revenue	0.130%	6/1/35	9,370,000	9,370,000	(i)(j)

Washington - 0.0%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.110%	8/15/41	2,200,000	2,200,000	(i)(j)

Wisconsin - 0.1%
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.130%	8/1/27	4,650,000	4,650,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $194,115,000)				194,115,000

TOTAL INVESTMENTS - 99.1% (Cost - $5,024,107,170#)				5,575,651,743
Other Assets in Excess of Liabilities - 0.9%				51,894,504

TOTAL NET ASSETS - 100.0%				$5,627,546,247

(a)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	The maturity principal is currently in default as of May 31, 2013.

(h)	The coupon payment on these securities is currently in default as of May 31, 2013.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2013

Summary of Investments by Industry †

Transportation	21.1%
Industrial Revenue	18.4
Health Care	17.4
Education	9.5
Special Tax Obligation	9.4
Water & Sewer	5.4
Leasing	5.1
Power	4.0
Housing	2.0
Pre-Refunded/Escrowed to Maturity	1.8
Other	0.7
State General Obligation	0.6
Local General Obligation	0.6
Solid Waste/Resource Recovery	0.5
Short - Term Investments	3.5

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of May 31, 2013 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.8%
AA/Aa	29.0
A	52.7
BBB/Baa	9.5
BB/Ba	1.1
B/B	0.7
A-1/VMIG 1	3.5
NR	1.7

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$5,381,536,743	—	$5,381,536,743
Short-term investments†	—	194,115,000	—	194,115,000

Total investments	—	$5,575,651,743	—	$5,575,651,743

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$567,698,759
Gross unrealized depreciation	(16,154,186)

Net unrealized appreciation	$551,544,573

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At May 31, 2013, the Fund did not have any derivative instruments outstanding.

During the period ended May 31, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell) †	$198,849,688

†	At May 31, 2013, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2013